SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	59	60	60
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 13,730	$ 76,370	$ 76,370
Number of Shares, Issued
Weighted Average Price Per Share, Issued
Number of Shares, Exercised
Weighted Average Price Per Share, Exercised
Number of Shares, Expired		(1)
Weighted Average Price Per Share, Expired		$ 3,750,000
Number of Shares, Outstanding, Ending balance	59	59	60
Weighted Average Price Per Share, Outstanding, Ending balance	$ 4,533.33	$ 13,730	$ 76,370
Number of Shares, Exercisable, Ending balance	39	40
Weighted Average Price Per Share, Exercisable, Ending balance	$ 4,530.93	$ 18,193
Weighted average remaining contractual term	7 years 7 months 13 days	7 years 10 months 9 days
Weighted average fair value of options granted during the period
Aggregate intrinsic value
Weighted Average Price Per Share, Issued
Number of Shares, Forfeited
Weighted Average Price Per Share, Forfeited
Number of Shares, Expired		1
Number of Shares, Exercisable, Ending balance	39	40
Weighted Average Price Per Share, Exercisable, Ending balance	$ 4,530.93	$ 18,193
Aggregate intrinsic value